UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Artha Capital Management, Inc.
Address: 300 First Stamford Place
         Suite 440
         Stamford, Connecticut  06902

13F File Number:  28-11485

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Adam Jaffe
Title:     Chief Financial Officer
Phone:     203.653.5305

Signature, Place, and Date of Signing:

     Adam Jaffe     Stamford, Connecticut     August 14, 2008


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     14

Form13F Information Table Value Total:     $258,482 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
BHP BILLITON LTD               SPONSORED ADR    088606108     8238    96700 SH       SOLE                    96700
CAMECO CORP                    COM              13321L108     4600   107300 SH       SOLE                   107300
COMPANHIA VALE DO RIO DOCE     SPON ADR PFD     204412100    26698   894700 SH       SOLE                   894700
FOMENTO ECONOMICO MEXICANO S   SPON ADR UNITS   344419106    13239   290900 SH       SOLE                   290900
GRUPO TELEVISA SA DE CV        SP ADR REP ORD   40049J206    11737   496900 SH       SOLE                   496900
ISHARES TR                     MSCI EMERG MKT   464287234     7197    18300 SH  PUT  SOLE                    18300
MECHEL OAO                     SPONSORED ADR    583840103    12363   249554 SH       SOLE                   249554
OPEN JT STK CO-VIMPEL COMMUN   SPONSORED ADR    68370R109    33102  1115309 SH       SOLE                  1115309
PETROLEO BRASILEIRO SA PETRO   SP ADR NON VTG   71654V101    62732  1082516 SH       SOLE                  1082516
SASOL LTD                      SPONSORED ADR    803866300    19615   332800 SH       SOLE                   332800
SPDR TR                        UNIT SER 1       78462F103     4684    16100 SH  PUT  SOLE                    16100
TELEMIG CELULAR PART S A       SPON ADR PFD     87944E105    12796   215061 SH       SOLE                   215061
TERNIUM SA                     SPON ADR         880890108    11949   284500 SH       SOLE                   284500
VIVO PARTICIPACOES S A         SPON ADR PFD     92855S101    29532  4643388 SH       SOLE                  4643388